Distribution Date:	10/13/21	CD 2017-CD3 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Richard Simpson	(212) 816-5343
Certificate Interest Reconciliation Detail	4		390 Greenwich Street, | New York, NY 10013
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Additional Information	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Current Mortgage Loan and Property Stratification	9-13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 1)	14-16		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Modified Loan Detail	26	Representative
Historical Liquidated Loan Detail	27

Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	18,010,388.94	16,647,364.98	47,322.30	0.00	0.00	16,694,687.28	1,363,023.96	31.61%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	200,000,000.00	0.00	559,333.33	0.00	0.00	559,333.33	200,000,000.00	31.61%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	31.61%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	54,788,000.00	0.00	157,652.47	0.00	0.00	157,652.47	54,788,000.00	31.61%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	25.28%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	20.28%	19.25%
C	12515GAH0	4.546469%	63,485,000.00	63,485,000.00	0.00	240,527.18	0.00	0.00	240,527.18	63,485,000.00	15.14%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	76,508,000.00	0.00	207,209.17	0.00	0.00	207,209.17	76,508,000.00	8.95%	8.50%
E	12515GAQ0	4.546469%	35,812,000.00	35,812,000.00	0.00	135,681.80	0.00	0.00	135,681.80	35,812,000.00	6.06%	5.75%
F*	12515GAS6	4.546469%	14,651,000.00	14,651,000.00	0.00	28,306.84	0.00	0.00	28,306.84	14,651,000.00	4.87%	4.63%
G	12515GAU1	4.546469%	60,229,959.00	60,229,959.00	0.00	0.00	0.00	0.00	0.00	60,229,959.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	4.546469%	25,222,199.00	24,263,645.88	322,426.03	86,981.75	0.00	0.00	409,407.78	23,941,219.85	0.00%	0.00%
Interest
Regular SubTotal			1,327,484,158.02	1,277,033,993.82	16,969,791.01	3,701,061.89	0.00	0.00	20,670,852.90	1,260,064,202.81

Notional Certificates
X-A	12515GAJ6	0.976708%	989,719,000.00	940,227,388.94	0.00	765,272.68	0.00	0.00	765,272.68	923,580,023.96
X-B	12515GAK3	0.562469%	61,857,000.00	61,857,000.00	0.00	28,993.89	0.00	0.00	28,993.89	61,857,000.00
X-D	12515GAV9	1.296469%	76,508,000.00	76,508,000.00	0.00	82,658.57	0.00	0.00	82,658.57	76,508,000.00
Notional SubTotal			1,128,084,000.00	1,078,592,388.94	0.00	876,925.14	0.00	0.00	876,925.14	1,061,945,023.96

Deal Distribution Total					16,969,791.01	4,577,987.03	0.00	0.00	21,547,778.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	469.66878608	434.12431168	1.23405482	0.00000000	0.00000000	0.00000000	0.00000000	435.35836650	35.54447440
A-3	12515GAC1	1,000.00000000	0.00000000	2.79666665	0.00000000	0.00000000	0.00000000	0.00000000	2.79666665	1,000.00000000
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	1,000.00000000	0.00000000	2.87750000	0.00000000	0.00000000	0.00000000	0.00000000	2.87750000	1,000.00000000
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	3.78872458	0.00000000	0.00000000	0.00000000	0.00000000	3.78872458	1,000.00000000
D	12515GAM9	1,000.00000000	0.00000000	2.70833338	0.00000000	0.00000000	0.00000000	0.00000000	2.70833338	1,000.00000000
E	12515GAQ0	1,000.00000000	0.00000000	3.78872445	0.00000000	0.00000000	0.00000000	0.00000000	3.78872445	1,000.00000000
F	12515GAS6	1,000.00000000	0.00000000	1.93207563	1.85664938	32.72861102	0.00000000	0.00000000	1.93207563	1,000.00000000
G	12515GAU1	1,000.00000000	0.00000000	0.00000000	3.78872448	54.40366048	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	961.99565629	12.78342265	3.44861881	0.19611771	2.88439957	0.00000000	0.00000000	16.23204146	949.21223364

Notional Certificates
X-A	12515GAJ6	949.99428013	0.00000000	0.77322218	0.00000000	0.00000000	0.00000000	0.00000000	0.77322218	933.17398571
X-B	12515GAK3	1,000.00000000	0.00000000	0.46872448	0.00000000	0.00000000	0.00000000	0.00000000	0.46872448	1,000.00000000
X-D	12515GAV9	1,000.00000000	0.00000000	1.08039120	0.00000000	0.00000000	0.00000000	0.00000000	1.08039120	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	47,322.30	0.00	47,322.30	0.00	0.00	0.00	47,322.30	0.00
A-3	09/01/21 - 09/30/21	30	0.00	559,333.33	0.00	559,333.33	0.00	0.00	0.00	559,333.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	157,652.47	0.00	157,652.47	0.00	0.00	0.00	157,652.47	0.00
X-A	09/01/21 - 09/30/21	30	0.00	765,272.68	0.00	765,272.68	0.00	0.00	0.00	765,272.68	0.00
X-B	09/01/21 - 09/30/21	30	0.00	28,993.89	0.00	28,993.89	0.00	0.00	0.00	28,993.89	0.00
X-D	09/01/21 - 09/30/21	30	0.00	82,658.57	0.00	82,658.57	0.00	0.00	0.00	82,658.57	0.00
A-S	09/01/21 - 09/30/21	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	09/01/21 - 09/30/21	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	09/01/21 - 09/30/21	30	0.00	240,527.18	0.00	240,527.18	0.00	0.00	0.00	240,527.18	0.00
D	09/01/21 - 09/30/21	30	0.00	207,209.17	0.00	207,209.17	0.00	0.00	0.00	207,209.17	0.00
E	09/01/21 - 09/30/21	30	0.00	135,681.80	0.00	135,681.80	0.00	0.00	0.00	135,681.80	0.00
F	09/01/21 - 09/30/21	30	450,597.92	55,508.60	0.00	55,508.60	27,201.77	0.00	0.00	28,306.84	479,506.88
G	09/01/21 - 09/30/21	30	3,037,029.05	228,194.72	0.00	228,194.72	228,194.72	0.00	0.00	0.00	3,276,730.24
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	09/01/21 - 09/30/21	30	67,548.46	91,928.27	0.00	91,928.27	4,946.52	0.00	0.00	86,981.75	72,750.90
Totals			3,555,175.43	4,838,330.03	0.00	4,838,330.03	260,343.01	0.00	0.00	4,577,987.03	3,828,988.02

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.546469%	9,057,988.00	8,605,036.78	152,358.03	32,602.11	0.00	0.00	184,960.14	8,452,678.75
V-A (EC)	N/A	4.546469%	10,110,881.00	9,605,279.10	170,068.00	36,391.76	0.00	0.00	206,459.76	9,435,211.10
V-B (Cert)	12515GBA4	4.546469%	566,121.00	566,121.00	0.00	2,144.88	0.00	0.00	2,144.88	566,121.00
V-B (EC)	N/A	4.546469%	631,925.00	631,925.00	0.00	2,394.19	0.00	0.00	2,394.19	631,925.00
V-C (Cert)	12515GBC0	4.546469%	581,020.00	581,020.00	0.00	2,201.32	0.00	0.00	2,201.32	581,020.00
V-C (EC)	N/A	4.546469%	648,557.00	648,557.00	0.00	2,457.20	0.00	0.00	2,457.20	648,557.00
V-D (Cert)	12515GBE6	4.546469%	700,208.00	700,208.00	0.00	2,652.90	0.00	0.00	2,652.90	700,208.00
V-D (EC)	N/A	4.546469%	781,598.00	781,598.00	0.00	2,961.26	0.00	0.00	2,961.26	781,598.00
V-E (Cert)	12515GBG1	4.546469%	1,013,072.00	1,013,072.00	0.00	1,500.84	0.00	0.00	1,500.84	1,013,072.00
V-E (EC)	N/A	4.546469%	1,130,829.00	1,130,829.00	0.00	1,675.29	0.00	0.00	1,675.29	1,130,829.00
Regular Interest Total			25,222,199.00	24,263,645.88	322,426.03	86,981.75	0.00	0.00	409,407.78	23,941,219.85

Exchangeable Certificate Details
V-A	12515GAY3	4.546469%	9,057,988.00	18,210,315.88	322,426.03	68,993.87	0.00	0.00	391,419.90	17,887,889.85
V-B	12515GBA4	4.546469%	566,121.00	1,198,046.00	0.00	4,539.07	0.00	0.00	4,539.07	1,198,046.00
V-C	12515GBC0	4.546469%	581,020.00	1,229,577.00	0.00	4,658.53	0.00	0.00	4,658.53	1,229,577.00
V-D	12515GBE6	4.546469%	700,208.00	1,481,806.00	0.00	5,614.16	0.00	0.00	5,614.16	1,481,806.00
V-E	12515GBG1	4.546469%	1,013,072.00	2,143,901.00	0.00	3,176.13	0.00	0.00	3,176.13	2,143,901.00
V-2	12515GBH9	4.546469%	13,303,790.00	12,798,188.10	170,068.00	45,879.70	0.00	0.00	215,947.70	12,628,120.10
Exchangeable Certificates Total			25,222,199.00	37,061,833.98	492,494.03	132,861.46	0.00	0.00	625,355.49	36,569,339.95

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	21,547,778.04
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,853,473.90	Master Servicing Fee	7,118.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,214.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	532.10
ARD Interest	0.00	Operating Advisor Fee	2,279.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,853,473.90	Total Fees	15,143.86

Principal		Expenses/Reimbursements
Scheduled Principal	719,791.01	Reimbursement for Interest on Advances	4.83
Unscheduled Principal Collections		ASER Amount	233,567.35
Principal Prepayments	16,250,000.00	Special Servicing Fees (Monthly)	26,770.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	16,969,791.01	Total Expenses/Reimbursements	260,343.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,577,987.03
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	16,969,791.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	21,547,778.04
Total Funds Collected	21,823,264.91	Total Funds Distributed	21,823,264.91

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,277,033,994.14	1,277,033,994.14	Beginning Certificate Balance	1,277,033,993.82
(-) Scheduled Principal Collections	719,791.01	719,791.01	(-) Principal Distributions	16,969,791.01
(-) Unscheduled Principal Collections	16,250,000.00	16,250,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,260,064,203.13	1,260,064,203.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,277,087,793.65	1,277,087,793.65	Ending Certificate Balance	1,260,064,202.81
Ending Actual Collateral Balance	1,260,113,594.06	1,260,113,594.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	8	32,236,225.48	2.56%	62	4.9843	1.510524	1.35 or less	16	342,413,580.65	27.17%	62	4.4952	0.844081
5,000,000 to 9,999,999	15	110,338,569.53	8.76%	62	4.9078	1.684921	1.36 to 1.50	6	52,108,777.16	4.14%	63	4.6796	1.418607
10,000,000 to 19,999,999	5	62,721,044.62	4.98%	62	4.6495	1.687536	1.51 to 1.65	8	168,323,836.02	13.36%	62	4.9186	1.593406
20,000,000 to 29,999,999	13	337,220,573.52	26.76%	62	4.5603	1.917350	1.66 to 1.80	5	115,410,459.76	9.16%	62	4.4530	1.752918
30,000,000 to 39,999,999	9	304,547,789.98	24.17%	59	4.5975	1.748459	1.81 to 2.00	10	192,504,596.21	15.28%	56	4.6531	1.919075
40,000,000 to 49,999,999	4	160,000,000.00	12.70%	62	4.3838	1.750000	2.01 to 3.00	7	159,802,953.33	12.68%	63	4.8158	2.313586
50,000,000 to 59,999,999	2	105,000,000.00	8.33%	63	4.2498	3.342857	3.01 or greater	6	229,500,000.00	18.21%	63	4.2139	3.263007
60,000,000 or greater	2	148,000,000.00	11.75%	62	4.5803	1.155135	Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	12,410,459.76	0.98%	63	4.6800	1.730000
							Industrial	3	37,757,878.04	3.00%	62	4.7935	1.974455
Arizona	1	6,515,130.33	0.52%	62	4.9100	0.920000
							Lodging	13	204,974,625.52	16.27%	61	4.5778	0.980738
California	10	284,771,401.04	22.60%	63	4.4387	2.192983
							Mixed Use	4	161,593,684.60	12.82%	62	3.9816	2.884781
Colorado	4	48,298,547.30	3.83%	63	5.0029	1.447228
							Multi-Family	1	8,185,513.94	0.65%	63	5.5500	1.620000
Delaware	1	24,415,654.32	1.94%	63	5.2800	1.890000
							Office	17	697,865,279.58	55.38%	61	4.6749	2.041296
Florida	3	20,080,030.50	1.59%	62	5.1451	1.373110
							Other	1	5,300,000.00	0.42%	62	4.8200	2.020000
Georgia	2	29,426,645.58	2.34%	62	4.7121	1.758317
							Retail	14	339,857,307.04	26.97%	62	4.3598	1.303086
Hawaii	1	60,000,000.00	4.76%	61	4.1995	(0.260000)
							Self Storage	3	21,237,628.57	1.69%	63	5.1207	1.702324
Illinois	2	105,800,138.33	8.40%	47	4.6219	1.912163
							Totals	56	1,260,064,203.13	100.00%	61	4.5691	1.842342
Indiana	3	30,043,240.02	2.38%	62	5.1600	1.550000

Kansas	1	55,000,000.00	4.36%	64	4.6400	3.100000

Massachusetts	2	7,049,307.47	0.56%	62	4.9714	1.439943

Nevada	1	40,000,000.00	3.17%	62	4.9200	1.350000

New Jersey	2	9,148,145.00	0.73%	62	5.0303	1.759199

New Mexico	1	4,500,000.00	0.36%	61	4.3890	1.730000

New York	7	559,000,000.00	44.36%	62	4.2642	1.789472

North Carolina	1	21,000,000.00	1.67%	63	5.0200	1.340000

Pennsylvania	1	9,281,608.84	0.74%	61	4.4900	1.940000

South Carolina	2	25,433,803.71	2.02%	61	4.9365	1.866659

Tennessee	2	19,413,920.56	1.54%	61	4.4300	1.890000

Texas	4	30,109,212.85	2.39%	63	5.2961	1.390744

Virginia	1	29,670,000.00	2.35%	63	5.0000	2.640000

Washington	2	6,475,000.00	0.51%	62	4.7400	2.690000

Wisconsin	1	38,929,671.68	3.09%	62	4.8900	1.590000

Totals	56	1,260,064,203.13	100.00%	61	4.5691	1.842342

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00% or less	2	75,000,000.00	5.95%	62	3.8206	3.610000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	17	421,945,180.97	33.49%	62	4.1763	1.408079	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	25	591,105,288.59	46.91%	61	4.7610	2.044530	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	14	172,013,733.57	13.65%	63	5.1992	1.442060	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342	49 months or greater	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
								Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	80,973,068.29	6.43%	48	4.6610	1.938354	Interest Only	21	661,775,000.00	52.52%	62	4.3372	2.006564
61 months to 102 months		54	1,179,091,134.84	93.57%	62	4.5628	1.835748	238 months or less	1	5,403,025.37	0.43%	62	4.1600	1.420000
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	6	46,690,776.67	3.71%	62	4.9999	1.485965
	Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342	300 months or greater	30	546,195,401.09	43.35%	60	4.8172	1.678011
								Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	87,351,754.38	6.93%	63	4.1977	2.791486				None
	12 months or less	49	1,072,712,448.75	85.13%	61	4.6518	1.859424
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	4	100,000,000.00	7.94%	61	4.0055	0.830000
	Totals	58	1,260,064,203.13	100.00%	61	4.5691	1.842342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A4B	30312100	RT	New York	NY	Actual/360	4.005%	33,379.17	0.00	0.00	N/A	11/06/26	--	10,000,000.00	10,000,000.00	09/06/20
1A5	30312101	RT	New York	NY	Actual/360	4.005%	133,516.67	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
1A7	30312102	RT	New York	NY	Actual/360	4.005%	83,447.92	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
1A8	30312103	RT	New York	NY	Actual/360	4.005%	83,447.92	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
2	30312122	OF	New York	NY	Actual/360	4.840%	354,933.33	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	10/06/21
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	159,191.67	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	10/06/21
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	10/06/21
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	135,333.33	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	10/01/21
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	104,883.33	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	10/01/21
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	130,126.86	49,507.90	0.00	N/A	08/06/25	--	33,872,500.99	33,822,993.09	10/06/21
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	130,126.86	49,507.90	0.00	N/A	08/06/25	--	33,872,500.99	33,822,993.09	10/06/21
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	151,659.90	0.00	0.00	N/A	01/06/27	--	40,000,000.00	40,000,000.00	10/06/21
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	113,744.92	0.00	0.00	N/A	01/06/27	--	30,000,000.00	30,000,000.00	10/06/21
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	149,783.33	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	10/06/21
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	114,308.33	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	10/06/21
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	209,975.00	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	10/01/21
9	30298161	OF	Olathe	KS	Actual/360	4.640%	212,666.67	0.00	0.00	02/06/27	11/06/31	--	55,000,000.00	55,000,000.00	10/06/21
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	132,804.65	68,890.71	0.00	N/A	11/06/26	--	37,497,782.81	37,428,892.10	10/06/21
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	164,000.00	0.00	0.00	N/A	12/06/26	--	40,000,000.00	40,000,000.00	10/06/21
12	30312116	OF	West Allis	WI	Actual/360	4.890%	158,855.17	53,192.46	0.00	N/A	12/06/26	--	38,982,864.14	38,929,671.68	10/06/21
13	30312134	LO	Various	IN	Actual/360	5.160%	129,391.13	47,721.04	0.00	N/A	12/06/26	--	30,090,961.06	30,043,240.02	10/06/21
14	30312129	OF	Aurora	CO	Actual/360	5.090%	126,115.38	47,431.97	0.00	N/A	01/06/27	--	29,732,505.53	29,685,073.56	10/06/21
15	30298032	OF	New York	NY	Actual/360	4.500%	118,125.00	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	10/06/21
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	123,625.00	0.00	0.00	N/A	01/06/27	--	29,670,000.00	29,670,000.00	10/06/21
17	30297940	MU	New York	NY	Actual/360	4.127%	98,004.38	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	10/06/21
18	30312123	RT	San Francisco	CA	Actual/360	4.810%	114,237.50	0.00	0.00	N/A	01/01/27	--	28,500,000.00	28,500,000.00	10/01/21
19	30312112	LO	Various	Various	Actual/360	4.430%	93,113.10	45,083.91	0.00	N/A	11/06/26	--	25,222,511.27	25,177,427.36	09/06/21
20	30312130	OF	Newark	DE	Actual/360	5.280%	107,595.40	37,846.22	0.00	N/A	01/06/27	--	24,453,500.54	24,415,654.32	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30312104	MU	New York	NY	Actual/360	4.050%	84,375.00	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	10/06/21
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	86,456.64	31,066.00	0.00	N/A	12/06/26	--	21,303,484.28	21,272,418.28	10/06/21
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	87,850.00	0.00	0.00	N/A	01/06/27	--	21,000,000.00	21,000,000.00	10/06/21
24	30312153	RT	North Fayette	PA	Actual/360	3.900%	52,812.50	16,250,000.00	0.00	N/A	11/06/21	--	16,250,000.00	0.00	10/06/21
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	59,360.00	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	10/06/21
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	18,257.71	10,739.22	0.00	N/A	10/06/26	--	4,453,099.73	4,442,360.51	10/06/21
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	36,515.42	21,478.43	0.00	N/A	10/06/26	--	8,906,200.03	8,884,721.60	10/06/21
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	49,406.27	20,432.61	0.00	N/A	12/06/26	--	12,249,487.23	12,229,054.62	10/06/21
29	30312099	SS	Oakland	CA	Actual/360	5.220%	52,636.91	18,908.20	0.00	N/A	01/06/27	--	12,100,438.44	12,081,530.24	10/06/21
30	30312151	IN	Vance	AL	Actual/360	4.680%	48,469.06	17,504.08	0.00	N/A	01/06/27	--	12,427,963.84	12,410,459.76	10/06/21
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	43,199.07	21,029.54	0.00	N/A	01/06/27	--	9,494,300.33	9,473,270.79	10/06/21
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	34,816.56	23,486.27	0.00	N/A	11/06/26	--	9,305,095.11	9,281,608.84	10/06/21
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	35,521.25	0.00	0.00	N/A	12/06/26	--	9,050,000.00	9,050,000.00	10/06/21
34	30312128	MU	Houston	TX	Actual/360	5.250%	35,490.55	18,441.74	0.00	N/A	01/06/27	--	8,112,126.34	8,093,684.60	10/06/21
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	29,272.69	14,894.59	0.00	N/A	11/06/26	--	8,169,121.89	8,154,227.30	10/06/21
36	30312136	OF	Irving	TX	Actual/360	5.230%	35,704.26	12,780.71	0.00	N/A	01/06/27	--	8,192,182.35	8,179,401.64	10/06/21
37	30312098	MF	Kingsville	TX	Actual/360	5.550%	37,910.41	11,332.31	0.00	N/A	01/06/27	--	8,196,846.25	8,185,513.94	10/06/21
38	30312097	LO	Surprise	AZ	Actual/360	4.910%	26,721.46	15,571.70	0.00	N/A	12/06/26	--	6,530,702.03	6,515,130.33	10/06/21
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	26,165.86	10,496.23	0.00	N/A	01/06/27	--	6,394,915.35	6,384,419.12	10/06/21
41	30312125	Various Bellevue		WA	Actual/360	4.740%	25,576.25	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	10/06/21
42	30312132	OF	Porterville	CA	Actual/360	4.160%	18,803.76	21,135.13	0.00	N/A	12/06/26	--	5,424,160.50	5,403,025.37	10/06/21
43	30312155	RT	Spring	TX	Actual/360	5.090%	24,006.51	9,075.95	0.00	N/A	12/06/26	--	5,659,688.62	5,650,612.67	10/06/21
44	30312150	SS	Riverside	CA	Actual/360	4.750%	21,046.07	8,948.65	0.00	N/A	01/06/27	--	5,316,901.98	5,307,953.33	10/06/21
45	30312124	98	Clifton	NJ	Actual/360	4.820%	21,288.33	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	10/01/21
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	21,747.04	7,387.68	0.00	N/A	01/06/27	--	4,850,640.58	4,843,252.90	10/06/21
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	16,458.75	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	10/06/21
48	30312126	RT	Chicago	IL	Actual/360	4.900%	17,709.69	5,907.65	0.00	N/A	12/06/26	--	4,337,066.71	4,331,159.06	10/06/21
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	15,209.69	6,267.37	0.00	N/A	12/06/26	--	3,763,221.49	3,756,954.12	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	17,083.07	5,178.82	0.00	N/A	01/06/27	--	3,853,323.82	3,848,145.00	10/06/21
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	14,038.28	4,307.02	0.00	N/A	01/06/27	--	3,296,660.37	3,292,353.35	09/06/21
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	13,577.09	4,239.00	0.00	N/A	02/06/27	--	3,226,239.54	3,222,000.54	10/06/21
Totals							4,853,473.90	16,969,791.01	0.00				1,277,033,994.14	1,260,064,203.13
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4B	0.00	0.00	--	--	10/06/21	7,546,144.55	325,798.04	8,135.54	113,145.77	0.00	0.00
1A5	0.00	0.00	--	--	10/06/21	30,184,578.18	1,303,192.16	32,542.16	452,582.89	0.00	0.00
1A7	0.00	0.00	--	--	10/06/21	18,865,361.36	813,015.09	20,338.85	284,344.30	0.00	0.00
1A8	0.00	0.00	--	--	10/06/21	13,465,361.36	795,116.19	38,341.10	302,243.20	0.00	0.00
2	10,814,268.58	18,369,865.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	36,456,347.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C2	36,456,347.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	10,275,334.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	0.00	10,275,334.96	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	91,463,168.00	99,940,513.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A41	91,463,168.00	99,940,513.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	64,693,994.56	61,091,307.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	64,693,994.56	61,091,307.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	42,888,517.64	40,331,311.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	42,888,517.64	40,331,311.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(9,944,765.15)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,654,941.36	11,654,941.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,108,695.70	2,515,707.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,630,029.40	2,860,856.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,345,275.35	8,023,517.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,901,942.47	3,650,379.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,323,650.31	3,283,475.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,030,057.57	541,621.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,522,645.52	3,969,935.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	14,749,089.10	15,830,754.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,452,747.13	1,119,727.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,367,339.93	3,475,709.77	01/01/21	06/30/21	--	0.00	0.00	138,091.92	138,091.92	0.00	0.00
20	3,610,140.69	3,626,137.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	15,218,981.01	16,166,242.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,613,804.76	2,948,898.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,504,100.66	2,896,531.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,875,507.37	2,300,204.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,073,475.05	1,839,696.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	7,519,024.40	14,771,826.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	7,519,024.40	14,771,826.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,568,387.03	1,385,473.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,198,587.75	1,105,862.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,848,249.47	2,510,906.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	814,769.02	941,674.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	669,665.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,816,592.32	2,185,586.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	995,023.06	849,346.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	828,808.82	668,653.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	852,348.80	1,060,569.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	905,102.99	1,028,245.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	698,015.42	584,888.74	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	789,692.64	853,049.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	966,716.61	895,869.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	924,094.21	789,502.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	2,001,911.44	1,702,878.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,765,214.77	2,082,925.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	522,218.04	523,118.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	391,688.50	581,336.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	347,926.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	408,126.45	359,942.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,018,977.70	776,469.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
50	2,781,894.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	541,224.56	597,375.00	01/01/21	06/30/21	--	0.00	0.00	18,331.56	18,331.56	0.00	0.00
52	489,175.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	595,038,443.66	579,378,467.24				70,061,445.45	3,237,121.48	255,781.14	1,308,739.64	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	30312153	16,250,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		16,250,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,250,000.00	4.569071%	4.554817%	61
09/13/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,590,790.03	4.560700%	4.546469%	62
08/12/21	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.564626%	4.550404%	62
07/12/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,205,794.99	4.564760%	4.550536%	63
06/11/21	1	28,500,000.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.571957%	4.557752%	64
05/12/21	0	0.00	0	0.00	4	100,000,000.00	0	0.00	0	0.00	1	9,573,181.67	0	0.00	0	0.00	4.572092%	4.557887%	65
04/12/21	1	5,702,124.73	0	0.00	5	109,417,766.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572242%	4.558035%	66
03/12/21	0	0.00	0	0.00	5	109,439,571.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572377%	4.558168%	67
02/12/21	0	0.00	0	0.00	5	109,464,821.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572555%	4.558344%	68
01/12/21	0	0.00	0	0.00	5	109,486,445.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572687%	4.558475%	69
12/11/20	0	0.00	4	100,000,000.00	1	9,507,987.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572819%	4.558606%	70
11/13/20	4	100,000,000.00	1	9,530,629.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.572965%	4.558750%	71
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A4B	30312100	09/06/20	12	6	8,135.54	113,145.77	0.00	10,000,000.00	12/24/19	2
1A5	30312101	09/06/20	12	6	32,542.16	452,582.89	0.00	40,000,000.00	12/24/19	2
1A7	30312102	09/06/20	12	6	20,338.85	284,344.30	0.00	25,000,000.00	12/24/19	2
1A8	30312103	09/06/20	12	6	38,341.10	302,243.20	0.00	25,000,000.00	12/24/19	2
19	30312112	09/06/21	0	A	138,091.92	138,091.92	0.00	25,222,511.27
51	30312157	09/06/21	0	A	18,331.56	18,331.56	0.00	3,296,660.37
Totals					255,781.14	1,308,739.64	0.00	128,519,171.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		67,645,986	67,645,986	0		0
49 - 60 Months		13,327,082	13,327,082	0		0
> 60 Months		1,179,091,135	1,079,091,135	100,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,260,064,203	1,160,064,203	0	0	100,000,000	0
Sep-21	1,277,033,994	1,177,033,994	0	0	100,000,000	0
Aug-21	1,284,284,094	1,155,784,094	28,500,000	0	100,000,000	0
Jul-21	1,284,946,863	1,184,946,863	0	0	100,000,000	0
Jun-21	1,299,871,646	1,171,371,646	28,500,000	0	100,000,000	0
May-21	1,300,547,327	1,200,547,327	0	0	100,000,000	0
Apr-21	1,301,281,403	1,186,161,512	5,702,125	0	109,417,766	0
Mar-21	1,301,951,223	1,192,511,651	0	0	109,439,572	0
Feb-21	1,302,802,480	1,193,337,659	0	0	109,464,821	0
Jan-21	1,303,465,971	1,193,979,525	0	0	109,486,446	0
Dec-20	1,304,126,707	1,194,618,720	0	100,000,000	9,507,987	0
Nov-20	1,304,846,378	1,195,315,748	100,000,000	9,530,630	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4B	30312100	10,000,000.00	10,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A5	30312101	40,000,000.00	40,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A7	30312102	25,000,000.00	25,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
1A8	30312103	25,000,000.00	25,000,000.00	92,500,000.00	08/20/20	9,561,606.00	0.83000	06/30/19	11/06/26	I/O
18	30312123	28,500,000.00	28,500,000.00	46,000,000.00	09/21/16	1,119,727.57	3.22000	03/31/21	01/01/27	I/O
Totals		128,500,000.00	128,500,000.00	416,000,000.00		39,366,151.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A4B	30312100	RT	NY	12/24/19	2

10/6/2021 - ''The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), NYC. The property is currently 42%

occupied w/ Gulliver''s Gate (45,675 sf), NatGeo (59,137 sf) and Guitar Center (28,119 sf) closing. Occupied tenants include Bowlmor, The Ribbon, Haru and Los Tacos. Legal counsel has been engaged and foreclosure actions have been filed.

	A Receiver was appointed in March 2021.

1A5	30312101	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A7	30312102	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A8	30312103	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

18	30312123	RT	CA	04/15/21	98

10/5/21 - The Loan transferred to Special Servicing on 4/15/2021 due to Imminent Default. The Subject Property has had two tenants go dark, which comprise of 42% of the NLA. The remaining tenant is paying partial rent. Special Servicer and

Borrower have begun initial discussions regarding a possible modification. Special Servicer will dual track this loan working with the Borrower on a possible modification, while also working through foreclosure on the Property as well.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
17	30297940	28,500,000.00	4.12600%	28,500,000.00 4.12600%	8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98 4.43000%	8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09 5.46000%	10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15 5.46000%	8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		73,836,376.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A4B	0.00	0.00	20,833.33	0.00	0.00	25,156.96	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	0.00	0.00	0.00	100,627.84	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	0.00	0.00	0.00	62,892.40	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	0.00	0.00	0.00	44,890.15	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,937.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.83	0.00	0.00	0.00
Total	0.00	0.00	26,770.83	0.00	0.00	233,567.35	0.00	0.00	4.83	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		260,343.01

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30